Shareholder Fees {- Fidelity Series Small Cap Discovery Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Series Small Cap Discovery Fund Series PRO-09 | Fidelity Series Small Cap Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none